BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

17.                         BORROWINGS

	As of December 31, 2011	As of December 31, 2012
Short-term bank loans, including long-term bank loans reclassified as short-term bank loans of $282,012 in 2011 and $311,125 in 2012, respectively	$714,310	$743,833
Loans received in connection with bills receivable discounted with recourse	38,916	43,154
Long-term bank loans	99,669	15,910
	852,895	802,897
Less: amount due for settlement within 12 months (shown under current liabilities)	(773,541)	(786,987)
Amount due for settlement after 12 months	$79,354	$15,910

Loan type	As of December 31, 2011	As of December 31, 2012
Secured Loans	$781,444	$730,014
Unsecured Loans	71,451	72,883
	$852,895	$802,897

Short-term bank loans

The Company’s bank loans bear interest rates ranging from 3% to 12% per annum. Certain financial covenants (including maintaining a required debt to equity ratio) related to the long-term loans granted to a subsidiary in the PRC by certain banks were not met as of December 31, 2009 nor subsequently. The Company obtained a conditional waiver of such breach in July 2010 from each of the banks and agreed to enhance the capital of the subsidiary by $15,000 by March 31, 2011. However, the Company failed to enhance the capital of the subsidiary by the required deadline on March 31, 2011. The Company completed the capital injection in the subsidiary by April 7, 2011 and obtained a waiver from one of the banks dated April 26, 2011 who agreed not to accelerate the repayment of bank loans or reduce the loan credit facility. Notwithstanding the waiver, it is uncertain whether the Company would be able to meet the covenants in the future.

The Company did not meet certain ratios and thresholds for the year ended December 31, 2011 set forth in the financial covenants in the syndicated bank credit facility agreement described in Note 2(a). Additionally, the Company did not meet certain ratios and thresholds for the special observation period from July 1, 2011 to June 30, 2012 set forth in the financial covenants in this facility agreement. In December 2012, the bank syndicate waived the past breaches of financial covenants during the observation period and agreed to continue to fulfill the terms of the syndicated bank credit facility. However, the Company did not meet certain financial covenants for the year ended December 31, 2012. The bank syndicate held a review meeting and reached an agreement to waive the aforementioned breaches of financial covenants. The formal approval process within the bank syndicate is currently underway.

Furthermore, another of our subsidiaries, which commenced commercial production in the second half of 2011, is also in breach of its financial covenants under a project loan.

As a result, the corresponding loans in the total amount of $261,697 and $210,920 as described above were reclassified as current liability and included in “Borrowings — due with one year” at December 31, 2011 and 2012, respectively.

Loans received in connection with bills receivable discounted with recourse

The Company received loans from the banks and assigned certain bills receivables to the banks with recourse. The maturities of those loans are normally under 1 year.

Long-term bank loans

In 2009, the Company entered into various long-term loan agreements with various Chinese banks for an aggregated amount of $196,391, with $175,742 being unsecured loans, to facilitate its business expansion. Certain land use rights, property, plant and equipment were pledged to secure long-term loan of $20,649 from a bank, which has been repaid in full by the Company and renewed as short-term loan in June 2010. In 2010, the Company entered into additional long-term loan agreements with various Chinese banks for an aggregated amount of $67,646, with the entire amount being unsecured loans, to facilitate its business expansion. In 2011, the Company entered into additional long-term loan agreements with various Chinese banks and a foreign bank for an aggregated amount of $168,854 with the entire amount being secured loans. Certain long-term bank loans were reclassified as short-term bank loans as described above.

In 2012, the Company repaid $35,136 of matured long-term loans. Several banks have reached an agreement with us to adjust the repayment plans for some of long-term loans.

As of December 31, 2012, the principal payments for all long-term loans for the next five years are as follows:

2013	$—
2014	15,910
2015	—
Thereafter	—
Total long-term bank loans	$15,910

As of December 31, 2011 and 2012, the long-term loans bear either a benchmark interest rate announced by the People’s Bank of China, or at the premium up to 30% of such benchmark interest rate. In addition, the long-term loans interest rate of one of our overseas subsidiaries was determined by Singapore Interbank Offered Rate (“SIBOR”) plus margin and 2.5%.

Interest cost capitalized was $7,831, $15,430 and $12,657 for the years ended December 31, 2010, 2011 and 2012, respectively.